LEASES (Details 1) - Adopted ASU No. 2016-02, Leases (Topic 842)	Mar. 31, 2019
Leases [Line Items]
Weighted-average remaining lease term - operating leases	32 years 4 months 24 days
Weighted-average discount rate - operating leases	3.77%